VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2014	2013
Cost	1,715,510	1,360,605
Accumulated depreciation	338,377	270,989
Vessels and equipment, net	1,377,133	1,089,616